Commitments and Contingent Liabilities (Details) - Schedule of future minimum aggregate office space commitment under non-cancelable agreements	Dec. 31, 2019 USD ($)
Schedule of future minimum aggregate office space commitment under non-cancelable agreements [Abstract]
2020	$ 76,581
2021	66,092
2022	26,898
Total	$ 169,571